Taxation (Composition of Income before Tax) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2013 CNY (¥)
Income before income tax expenses
Income from China operations		¥ 327,099	¥ 247,420	¥ 239,408
Loss from non-China operations		(20,668)	(10,839)	(13,451)
Income before income tax expenses	$ 49,424	¥ 306,431	¥ 236,581	¥ 225,957